Basis of Preparation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies	Basis of Presentation and Significant Accounting Policies
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Results for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the year ended December 31, 2023. The unaudited condensed consolidated financial statements include the accounts of Aspen Holdings and its subsidiaries. Transactions between Aspen Holdings and its subsidiaries are eliminated within the unaudited condensed consolidated financial statements.
The balance sheet as at December 31, 2022 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2022 contained in the Company’s Annual Report on Form 20-F filed with the United States Securities and Exchange Commission (the “SEC”) on April 20, 2023 (File No. 001-31909).
Assumptions and estimates made by management have a significant effect on the amounts reported within the unaudited condensed consolidated financial statements. The most significant of these assumptions and estimates relate to losses and loss adjustment expenses, reinsurance recoverables, gross written premiums and commissions which have not been reported to the Company such as those relating to proportional treaty reinsurance contracts, unrecognized tax benefits, the fair value of derivatives and the fair value of other investments. All material assumptions and estimates are regularly reviewed and adjustments made as necessary, but actual results could differ significantly from those expected when the assumptions or estimates were made.
To facilitate period-to-period comparisons, certain reclassifications have been made to prior year consolidated financial statement amounts to conform to the current year presentation. There was no effect on net income from this change in presentation.
The condensed consolidated financial statements have been prepared on a going concern basis.
Accounting Pronouncements Adopted in 2023
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). Among other things, ASU 2017-04 requires the following: (1) the elimination of step two of the goodwill impairment test; entities will no longer utilize the implied fair value of their assets and liabilities for purposes of testing goodwill for impairment, and (2) the quantitative portion of the goodwill impairment test will be performed by comparing the fair value of a reporting unit with its carrying amount; an impairment charge is to be recognized for the excess of carrying amount over fair value, but only to the extent of the amount of goodwill allocated to that reporting unit. The effective date for this ASU was amended via ASU 2019-10, Effective Dates, and became effective for annual periods beginning after December 15, 2022. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.